Subsequent Event (Details) - USD ($) $ / shares in Units, $ in Millions	Apr. 10, 2015	Mar. 31, 2015	Dec. 31, 2014
Subsequent Event [Line Items]
Common units, issued		95,029,218	95,029,218
Subsequent Event [Member]
Subsequent Event [Line Items]
Common units, issued	4,600,000
Sale of Stock, Price Per Share	$ 44.42
Partners' Capital Account, Public Sale of Units Net of Offering Costs	$ 198